Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions						12 Months Ended
	Dec. 02, 2021 shares $ / shares	Sep. 15, 2020	Jul. 31, 2018 shares	Oct. 31, 2010 shares	Dec. 31, 2008 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			10 years
Percentage of voting power						10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares							$ 17
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised						¥ 64	$ 9		¥ 124		¥ 210
Total fair value of options vested						85	$ 12		193		217
Unrecognized share-based compensation cost						¥ 50						$ 7
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 1 month 6 days	2 years 1 month 6 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares								$ 8		$ 12
Parent Company | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						4 years	4 years
Parent Company | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost						¥ 4,900						$ 686
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 7 months 6 days	2 years 7 months 6 days
Total fair value of shares vested during respective years, restricted shares						¥ 6,100	$ 861		¥ 6,200		¥ 5,000
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares							$ 17	$ 15		$ 23
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares						110.00%						110.00%
Parent Company | 2008 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					3,428,777
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment [Member] | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					5 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			3,443,950
Parent Company | Stock Incentive Plan 2018 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			275,516,000
Parent Company | 2023 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													281,230,346
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				589,729,714
Shares vesting term				4 years
iQIYI | 2010 Equity Incentive Plan | Original Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				10 years
iQIYI | 2010 Equity Incentive Plan | Modified Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted		20 years
iQIYI | 2010 and 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost						¥ 878						$ 124
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 6 months	2 years 6 months
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.08
iQIYI | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	364,000,000
Contractual term of share-based awards granted	10 years
Reduction is ordinary shares for issuance of each restricted stock unit	1.3
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0
Other Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						4 years	4 years